LOANS - CREDIT QUALITY INDICATOR (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans past due ninety days or more and still accruing interest
Loans	341,333	333,294	347,877
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	324,986	314,771	329,585
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Number of consecutive months current before loan is upgraded	6 months	6 months
Loans	4,112	3,523	4,313
Substandard
Financing Receivable, Recorded Investment [Line Items]
Number of consecutive months current before loan is upgraded	6 months	6 months
Loans	11,970	14,815	13,744
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	265	185	235
Residential Mortgage Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	168,280	176,610	168,353
Residential Mortgage Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	161,995	169,456	161,351
Residential Mortgage Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	1,649	1,323	1,749
Residential Mortgage Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	4,622	5,831	5,240
Residential Mortgage Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	14		13
1-4 Family First Lien Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans	166,298	173,955	167,145
1-4 Family First Lien Residential Mortgage | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	160,013	166,801	160,143
1-4 Family First Lien Residential Mortgage | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	1,649	1,323	1,749
1-4 Family First Lien Residential Mortgage | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	4,622	5,831	5,240
1-4 Family First Lien Residential Mortgage | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	14		13
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans	1,982	2,655	1,208
Construction | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	1,982	2,655	1,208
Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans
Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans
Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans
Commercial Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	147,777	131,142	154,172
Commercial Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	139,384	122,038	144,430
Commercial Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	1,946	1,922	2,145
Commercial Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	6,298	7,072	7,451
Commercial Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	149	110	146
Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans	95,536	82,329	102,559
Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	90,162	76,719	95,836
Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	918	1,685	1,276
Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	4,456	3,925	5,447
Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans
Lines of Credit
Financing Receivable, Recorded Investment [Line Items]
Loans	14,444	13,748	14,883
Lines of Credit | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	12,941	12,026	13,314
Lines of Credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	560		481
Lines of Credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	943	1,647	1,088
Lines of Credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans		75
Other Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	32,675	31,477	33,949
Other Commercial and Industrial Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	31,159	29,705	32,499
Other Commercial and Industrial Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	468	237	388
Other Commercial and Industrial Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	899	1,500	916
Other Commercial and Industrial Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	149	35	146
Municipal
Financing Receivable, Recorded Investment [Line Items]
Loans	5,122	3,588	2,781
Municipal | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	5,122	3,588	2,781
Municipal | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans
Municipal | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans
Municipal | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans
Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	25,276	25,542	25,352
Consumer Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	23,607	23,277	23,804
Consumer Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	517	278	419
Consumer Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	1,050	1,912	1,053
Consumer Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	102	75	76
Home Equity and Junior Liens
Financing Receivable, Recorded Investment [Line Items]
Loans	21,110	22,073	21,387
Home Equity and Junior Liens | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	19,567	20,078	19,948
Home Equity and Junior Liens | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	487	145	401
Home Equity and Junior Liens | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	976	1,801	962
Home Equity and Junior Liens | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	80	49	76
Other Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans	4,166	3,469	3,965
Other Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	4,040	3,199	3,856
Other Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	30	133	18
Other Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	74	111	91
Other Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 22	$ 26
Residential Mortgage and Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of days past due before a loan is classified as Special Mention	60 days	60 days
Number of days past due before a loan is classified as Substandard	90 days	90 days